Putnam Floating Rate Income Fund
The fund's portfolio
5/31/21 (Unaudited)

SENIOR LOANS (90.8%)(a)(c)
	Principal amount	Value
Advertising and marketing services (1.4%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.50%), 3.685%, 8/21/26	$2,824,145	$2,733,772
Terrier Media Buyer, Inc. bank term loan FRN (1 Month US LIBOR + 3.50%), 3.594%, 12/17/26	2,681,902	2,668,493

		5,402,265
Aerospace and defense (0.6%)
Epicor Software Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 7.75%), 8.75%, 7/30/28	855,000	878,085
UKG, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 5/3/26	1,368,134	1,369,844

		2,247,929
Automotive (0.6%)
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.593%, 11/6/24	2,583,331	2,581,716

		2,581,716
Basic materials (10.9%)
Acproducts Holdings, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.25%), 4.75%, 6/30/28	1,000,000	995,833
Alpha 3 BV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 3.00%, 3/18/28	2,360,000	2,348,790
Beacon Roofing Supply, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.50%), 2.598%, 4/23/28	1,485,129	1,479,560
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 11/23/27	2,173,026	2,168,046
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.185%, 9/6/24	1,279,067	1,272,872
Herens US Holdco Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.00%), 4.75%, 4/30/28	2,680,000	2,677,486
Ineos US Petrochem, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.25%, 1/29/26	1,000,000	995,250
Klockner-Pentaplast of America, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.25%, 2/9/26	1,630,000	1,626,944
Messer Industries USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.703%, 3/1/26	2,823,653	2,799,954
Patriot Container Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 3/20/25	493,639	488,085
PQ Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.75%), 3.25%, 6/3/28	655,000	655,000
PQ Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.25%), 2.436%, 2/7/27	1,328,610	1,319,120
PQ Group Holdings, Inc. bank term loan FRN (1 Month US LIBOR + 3.50%), 4.25%, 4/30/28	1,000,000	1,000,000
Pregis TopCo, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.00%, 8/1/26	1,500,000	1,500,000
Pretium PKG Holdings, Inc. bank term loan FRN (1 Month US LIBOR + 4.00%), 4.75%, 11/5/27	1,496,250	1,497,653
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.50%), 2.593%, 2/1/27	3,060,416	3,037,463
Resideo Funding, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 2.75%, 2/9/28	2,000,000	1,998,750
SCIH Salt Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 3/16/27	2,635,000	2,621,825
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 8.635%, 6/26/26	447,000	445,883
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.135%, 6/26/25	1,987,310	1,985,536
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 2.75%), 2.848%, 10/1/25	2,113,589	2,094,656
TAMKO Building Products, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.129%, 5/3/26	2,584,699	2,571,776
TMS International Corp./DE bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.75%, 8/14/24	189,525	188,814
Trident TPI Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 10/5/24	1,626,535	1,621,016
Trinseo Materials Operating SCA bank term loan FRN Ser. B, (1 Month US LIBOR + 2.50%), 2.607%, 3/18/28 (Luxembourg)	2,000,000	1,985,000
US Concrete, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.75%), 3.25%, 5/26/28	1,500,000	1,500,000

		42,875,312
Broadcasting (4.6%)
Banijay Group US Holding, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.75%), 3.857%, 3/4/25	2,555,000	2,547,547
Diamond Sports Group, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 3.25%), 3.35%, 8/24/26	1,455,000	1,039,598
Entercom Media Corp. bank term loan FRN Ser. B1, (1 Month US LIBOR + 2.50%), 2.593%, 11/17/24	2,061,672	2,036,417
EW Scripps Co. (The) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.75%, 12/15/27	935,000	935,130
Gray Television, Inc. bank term loan FRN Ser. C, (BBA LIBOR USD 3 Month + 2.50%), 2.61%, 11/2/25	2,805,175	2,789,979
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 5/1/26	1,086,788	1,075,014
iHeartCommunications, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.093%, 5/1/26	1,639,250	1,621,628
Nexstar Broadcasting, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.75%), 2.61%, 6/19/26	2,372,551	2,365,630
Sinclair/RSN bank term loan FRN Ser. B2B, (1 Month US LIBOR + 2.50%), 2.62%, 7/18/26	1,055,000	1,044,450
Univision Communications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.75%, 3/15/26	3,073,528	3,080,443

		18,535,836
Building materials (3.6%)
AppleCaramel Buyer, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/27	2,897,545	2,900,080
Cornerstone Building Brands, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 4/12/28	2,939,498	2,937,293
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 3.25%, 5/5/24	1,735,513	1,730,863
LBM Acquisition, LLC bank term loan FRN (1 Month US LIBOR + 2.67%), 3.167%, 12/17/27(U)	333,333	332,440
LBM Acquisition, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 12/17/27	1,500,000	1,495,982
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	1,935,000	1,664,100
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 2/28/25	887,675	852,908
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.00%, 7/24/24	2,631,596	2,631,596

		14,545,262
Capital goods (10.2%)
Adient US, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.593%, 4/1/28	1,240,000	1,241,550
American Axle and Manufacturing, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.25%), 3.00%, 4/6/24	794,894	793,238
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.385%, 4/3/24	3,075,860	2,996,768
Clarios Global LP bank term loan FRN Ser. B, (1 Month US LIBOR + 3.25%), 3.343%, 4/30/26	3,244,169	3,224,905
Filtration Group Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.093%, 3/29/25	2,427,370	2,403,400
Gardner Denver, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.75%), 2.843%, 3/1/27	992,500	993,431
Gardner Denver, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 1.75%), 1.843%, 2/28/27	1,270,170	1,258,375
Gates Global, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 2.75%), 3.50%, 3/31/27	1,396,098	1,391,038
GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.50%, 5/31/25	1,453,786	1,456,210
Graham Packaging Co., Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.75%, 8/4/27	1,665,424	1,664,100
Granite US Holdings Corp. bank term loan FRN (1 Month US LIBOR + 4.00%), 4.203%, 9/30/26	1,436,638	1,434,842
Harsco Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 2.75%, 3/10/28	2,000,000	1,988,750
Reynolds Group Holdings, Inc. bank term loan FRN (1 Month US LIBOR + 3.25%), 3.363%, 2/5/26	1,586,025	1,572,147
Reynolds Group Holdings, Inc. bank term loan FRN (1 Month US LIBOR + 2.75%), 2.843%, 2/5/23	799,689	797,912
Staples, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 5.176%, 4/12/26	2,469,593	2,409,910
Thermon Industries, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.75%, 10/30/24	1,478,750	1,475,053
TI Group Automotive Systems, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 12/16/26	1,000,000	1,001,250
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.267%, 3/28/25	2,844,266	2,788,962
TransDigm, Inc. bank term loan FRN Ser. E, (1 Month US LIBOR + 2.25%), 2.343%, 5/30/25	1,580,346	1,558,796
TransDigm, Inc. bank term loan FRN Ser. F, (1 Month US LIBOR + 2.25%), 2.343%, 12/9/25	1,484,543	1,463,794
Vertical US Newco, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.25%), 4.478%, 6/30/27	2,701,442	2,709,698
Vertiv Group Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.75%), 2.86%, 3/2/27	2,741,362	2,729,124
Wheel Pros, Inc. bank term loan FRN (1 Month US LIBOR + 4.50%), 5.25%, 4/23/28	1,000,000	1,002,292

		40,355,545
Commercial and consumer services (2.7%)
Allied Universal Holdco, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 3.75%), 4.25%, 5/5/28	1,000,000	1,001,806
Garda World Security Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.25%), 4.35%, 10/30/26	2,614,604	2,617,464
Iron Mountain, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 1.843%, 1/2/26	1,783,596	1,756,842
Pitney Bowes, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.00%), 5.606%, 3/19/28	2,000,000	2,000,840
Prime Security Services Borrower, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.50%, 9/23/26	2,285,812	2,286,222
Sabre GLBL, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 12/17/27	997,500	1,002,488

		10,665,662
Communication services (6.2%)
Altice France SA (France) bank term loan FRN Ser. B12, (BBA LIBOR USD 3 Month + 3.69%), 3.871%, 1/31/26	1,659,898	1,645,374
Asurion, LLC bank term loan FRN Ser. B6, (1 Month US LIBOR + 3.00%), 3.093%, 11/3/23	1,109,641	1,106,520
Charter Communications Operating, LLC bank term loan FRN Ser. B2, (1 Month US LIBOR + 1.75%), 1.85%, 2/1/27	1,142,161	1,135,736
CSC Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 2.348%, 7/17/25	3,646,824	3,603,062
First Opportunity Fund, Ltd. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.50%), 4.00%, 5/27/28 (Australia)	1,933,333	1,923,667
First Opportunity Fund, Ltd. bank term loan FRN Ser. DD, (1 Month US LIBOR + 3.50%), 4.00%, 5/27/28 (Australia)	66,667	66,333
Frontier Communications Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.75%), 4.50%, 10/8/27	3,000,000	2,995,314
Intelsat Jackson Holdings SA bank term loan FRN Ser. B4, (BBA LIBOR USD 3 Month + 4.50%), 8.75%, 1/2/24	2,000,000	2,033,124
Level 3 Parent, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 1.75%), 1.843%, 3/1/27	965,432	954,169
SFR Group SA bank term loan FRN Ser. B11, (BBA LIBOR USD 3 Month + 2.75%), 2.936%, 7/31/25	2,588,663	2,548,539
Virgin Media Bristol, LLC bank term loan FRN (1 Month US LIBOR + 2.50%), 2.601%, 1/4/28	2,500,000	2,484,028
WideOpenWest Finance, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 8/6/23	1,510,965	1,506,243
Zayo Group Holdings, Inc. bank term loan FRN (1 Month US LIBOR + 3.00%), 3.093%, 3/9/27	2,895,066	2,871,543

		24,873,652
Communications equipment (1.0%)
CommScope, Inc. bank term loan FRN Ser. B2, (BBA LIBOR USD 3 Month + 3.25%), 3.343%, 4/4/26	1,525,639	1,518,647
Plantronics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.613%, 7/2/25	2,651,966	2,608,134

		4,126,781
Computers (3.6%)
Atlas CC Acquisition Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.25%), 5.00%, 4/29/28	1,661,972	1,659,894
Atlas CC Acquisition Corp. bank term loan FRN Ser. C, (1 Month US LIBOR + 4.25%), 5.00%, 4/29/28	338,028	337,606
Dell International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 1.75%), 2.00%, 9/19/25	1,081,093	1,081,093
Ivanti Software, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 12/1/27	2,000,000	1,999,000
Rackspace Technology Global, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.50%, 2/9/28	2,815,000	2,801,246
RealPage, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.25%), 3.75%, 2/18/28	2,850,000	2,845,645
Solera, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.843%, 3/3/23	2,350,430	2,346,958
SS&C European Holdings Sarl bank term loan FRN Ser. B4, (1 Month US LIBOR + 1.75%), 1.843%, 4/16/25	833,341	823,492
SS&C Technologies, Inc. bank term loan FRN Ser. B3, (1 Month US LIBOR + 1.75%), 1.843%, 4/16/25	486,528	480,779

		14,375,713
Consumer (0.7%)
Reynolds Consumer Products, LLC bank term loan FRN (1 Month US LIBOR + 1.75%), 1.843%, 1/29/27	1,737,576	1,729,371
Spectrum Brands, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 2.50%, 3/3/28	1,000,000	995,000

		2,724,371
Consumer staples (4.6%)
1011778 BC, ULC bank term loan FRN Ser. B, (1 Month US LIBOR + 1.75%), 1.843%, 11/19/26	1,351,988	1,330,770
Ascend Learning, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 7/12/24	1,856,709	1,854,098
BJ's Wholesale Club, Inc. bank term loan FRN (1 Month US LIBOR + 2.00%), 2.094%, 2/3/24	1,435,649	1,436,008
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	2,400,488	2,342,277
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/27	224,438	223,933
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.75%, 2/5/25	2,149,848	2,140,711
Journey Personal Care Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.00%, 3/1/28	2,000,000	2,005,000
KFC Holding Co. bank term loan FRN Ser. B, (1 Month US LIBOR + 1.75%), 1.848%, 3/15/28	2,217,655	2,216,963
Match Group, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 1.75%), 1.906%, 2/13/27	1,000,000	990,000
VM Consolidated, Inc. bank term loan FRN (1 Month US LIBOR + 3.25%), 3.348%, 3/26/28	2,000,000	1,991,876
Weight Watchers International bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.00%, 4/13/28	2,000,000	2,002,916

		18,534,552
Electronics (0.3%)
TTM Technologies, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 2.607%, 9/28/24	1,309,237	1,308,009

		1,308,009
Energy (2.3%)
Apergy Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.50%), 2.625%, 5/9/25	674,699	669,639
Blackstone CQP Holdco LP bank term loan FRN Ser. B, (1 Month US LIBOR + 3.75%), 4.25%, 5/27/28	2,985,000	2,970,075
Blackstone CQP Holdco LP bank term loan FRN Ser. B, (1 Month US LIBOR + 3.50%), 3.655%, 9/30/24	1,965,000	1,962,544
ChampionX Holding, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 6.00%, 6/3/27	726,688	740,313
DT Midstream, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.00%), 2.50%, 5/25/28	1,000,000	1,005,625
Prairie ECI Acquiror LP bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 4.843%, 3/11/26	2,000,000	1,937,500

		9,285,696
Entertainment (1.2%)
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.107%, 4/22/26	2,307,796	2,114,518
Constellation Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.953%, 9/18/24	2,874,570	2,756,394

		4,870,912
Financials (6.8%)
Advisor Group Holdings, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.50%), 4.593%, 7/31/26	2,740,000	2,744,110
Alliant Holdings I, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.343%, 4/27/25	2,895,239	2,871,576
Apollo Commercial Real Estate Finance, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.00%, 3/11/28	1,450,000	1,446,375
Aretec Group, Inc. bank term loan FRN (1 Month US LIBOR + 4.25%), 4.359%, 10/1/25	2,440,000	2,431,611
BCPE Rover Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 4.343%, 11/28/25	2,940,000	2,881,200
ESH Hospitality, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.00%), 2.093%, 9/18/26	1,231,285	1,226,205
Forest City Enterprises LP bank term loan FRN Ser. B, (1 Month US LIBOR + 3.50%), 3.593%, 12/7/25	2,590,333	2,535,288
Greystone Select Financial, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 5.00%), 5.75%, 5/6/28	1,500,000	1,462,500
HUB International, Ltd. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.75%), 2.926%, 4/25/25	3,005,124	2,974,447
LPL Holdings, Inc. bank term loan FRN (1 Month US LIBOR + 1.75%), 1.863%, 11/12/26	1,705,671	1,694,584
USI, Inc./NY bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.203%, 5/16/24	2,696,240	2,673,610
VICI Properties 1, LLC bank term loan FRN (1 Month US LIBOR + 1.75%), 1.843%, 12/15/24	1,887,955	1,868,839

		26,810,345
Gaming and lottery (3.0%)
Boyd Gaming Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 2.312%, 9/15/23	1,793,752	1,790,694
CCM Merger, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 11/4/25	996,364	995,948
Gateway Casinos & Entertainment, Ltd. bank term loan FRN Ser. B, (1 Month US LIBOR + 6.50%), 7.75%, 3/13/25	1,752,176	1,727,207
Golden Nugget, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 12.00%), 13.00%, 10/4/23	190,000	210,900
Golden Nugget, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 3.25%, 10/4/23	2,272,830	2,252,311
Scientific Games International, Inc. bank term loan FRN Ser. B5, (1 Month US LIBOR + 2.75%), 2.843%, 8/14/24	3,815,142	3,773,813
Stars Group Holdings BV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.703%, 7/10/25	1,302,601	1,306,450

		12,057,323
Health care (9.3%)
Air Methods Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 4/12/24	2,830,629	2,794,804
Bausch Health Cos., Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.093%, 5/17/25	2,336,824	2,326,893
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 1.75%), 1.86%, 2/4/27	1,985,489	1,971,306
Endo Luxembourg Finance Co. I Sarl bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 5.75%, 3/25/28	1,500,000	1,450,313
Enterprise Merger Sub, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 3.843%, 10/10/25	2,925,113	2,491,223
GHX Ultimate Parent Corp. bank term loan FRN (1 Month US LIBOR + 3.25%), 4.25%, 6/30/24	1,000,000	999,375
Global Medical Response, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 10/5/25	2,578,537	2,587,671
Grifols Worldwide Operations USA, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.00%), 2.062%, 11/15/27	2,454,092	2,431,255
Insulet Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.25%), 3.75%, 5/3/28	2,000,000	2,001,250
Jazz Financing Lux Sarl bank term loan FRN Ser. B, (1 Month US LIBOR + 3.50%), 4.00%, 4/22/28 (Luxembourg)	2,850,000	2,862,215
One Call Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 5.50%), 6.25%, 4/7/27	2,820,000	2,828,813
Organon & Co. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.50%, 4/8/28	3,000,000	2,996,250
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.108%, 6/30/25	2,297,017	2,297,017
Quorum Health Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.25%), 9.25%, 4/29/25	1,374,230	1,387,972
Sotera Health Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.25%, 12/13/26	667,000	663,665
Surgery Center Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 8/31/26	2,434,695	2,437,738
West Street Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.843%, 9/27/24	2,234,216	2,216,900

		36,744,660
Leisure (0.7%)
MajorDrive Holdings IV, LLC bank term loan FRN (1 Month US LIBOR + 4.00%), 4.50%, 5/12/28	2,660,000	2,662,495

		2,662,495
Lodging/Tourism (1.6%)
Caesars Resort Collection, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 2.75%), 2.843%, 9/28/24	3,860,227	3,826,448
Carnival Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 7.50%), 8.50%, 6/30/25	496,250	508,532
Hilton Grand Vacations Borrower, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.50%, 5/20/28	2,000,000	2,002,500

		6,337,480
Media (0.4%)
Lions Gate Capital Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 2.343%, 3/24/25	1,788,427	1,779,485

		1,779,485
Publishing (1.1%)
Cengage Learning, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/7/23	2,848,495	2,845,951
Meredith Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 4.453%, 1/31/25	694,750	710,092
Meredith Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.50%), 2.593%, 1/31/25	995,503	991,459

		4,547,502
Retail (2.0%)
Bass Pro Group, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.00%, 3/5/28	2,493,750	2,511,206
Park River Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 12/31/27	1,000,000	993,393
Petco Health & Wellness Co., Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 3/4/28	2,000,000	1,998,214
PetSmart, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 2/12/28	2,600,000	2,607,800

		8,110,613
Software (4.2%)
Boxer Parent Co., Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.75%), 3.843%, 10/2/25	2,997,718	2,981,479
By Crown Parent, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 1/30/26	2,391,925	2,385,945
Ceridian HCM Holding, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.50%), 2.571%, 4/30/25	2,035,055	2,008,982
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 7/30/27	1,691,500	1,689,386
Greeneden US Holdings II, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 10/8/27	2,543,625	2,548,394
IGT Holding IV AB bank term loan FRN Ser. B, (1 Month US LIBOR + 3.75%), 4.25%, 3/29/28 (Sweden)	3,050,000	3,046,188
UKG, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 6.75%), 7.50%, 5/3/27	255,000	261,694
UKG, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 3.843%, 4/5/26	1,970,000	1,971,095

		16,893,163
Technology services (3.2%)
Ahead DB Holdings, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 3.75%), 4.50%, 10/16/27	2,985,000	2,982,761
Arches Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 12/6/27	2,644,750	2,636,485
Ingram Micro, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.50%), 4.00%, 4/1/28	2,000,000	2,000,500
Star Merger Sub, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.25%), 3.34%, 2/1/26	2,460,197	2,452,290
Tempo Acquisition, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 10/1/26	2,608,052	2,611,964

		12,684,000
Transportation (2.3%)
American Airlines, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.50%, 3/24/28	3,295,000	3,394,440
Genesee & Wyoming, Inc. bank term loan FRN (1 Month US LIBOR + 2.00%), 2.203%, 11/5/26	1,989,900	1,980,697
Skymiles IP, Ltd. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.75%, 9/16/27	1,000,000	1,047,500
United Airlines, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 4/14/28	2,860,000	2,881,450

		9,304,087
Utilities and power (1.7%)
Buckeye Partners LP bank term loan FRN (1 Month US LIBOR + 2.25%), 2.36%, 11/1/26	1,980,038	1,969,912
Calpine Construction Finance Co. LP bank term loan FRN (1 Month US LIBOR + 2.00%), 2.093%, 1/15/25	1,560,675	1,545,458
Pacific Gas & Electric Co. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.50%, 6/23/25	1,488,750	1,478,205
Vistra Operations Co., LLC bank term loan FRN Ser. B3, (1 Month US LIBOR + 1.75%), 1.844%, 12/1/25	1,640,585	1,631,152

		6,624,727

Total senior loans (cost $361,625,136)		$361,865,093

CORPORATE BONDS AND NOTES (4.0%)(a)
	Principal amount	Value
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)	$516,000	$520,990
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24	581,000	593,015
Carnival Corp. 144A sr. notes 11.50%, 4/1/23	490,000	560,438
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24	1,000,000	1,028,700
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24	750,000	765,000
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.584%, 3/18/24	750,000	818,933
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23	1,000,000	1,027,760
General Electric Co. jr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 3.33%), 3.514%, perpetual maturity	1,000,000	961,800
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 5.25%, 3/15/22(R)	500,000	504,375
Meredith Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/1/25	600,000	645,750
MGM Resorts International company guaranty sr. unsec. notes 6.00%, 3/15/23	770,000	821,609
Northriver Midstream Finance LP 144A sr. notes 5.625%, 2/15/26 (Canada)	1,150,000	1,183,063
Pacific Gas and Electric Co. FRN (BBA LIBOR USD 3 Month + 1.48%), 1.67%, 6/16/22	1,000,000	1,000,329
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 9.125%, 6/15/23	1,000,000	1,106,200
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24	500,000	513,500
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	766,000	794,894
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24	900,000	912,150
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 2.20%, 7/21/21 (Israel)	1,037,000	1,034,408
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	1,250,000	1,318,750

Total corporate bonds and notes (cost $15,524,795)		$16,111,664

COMMON STOCKS (—%)(a)
	Shares	Value
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	113,884	$125,272
Tribune Media Co. Class 1C	591,290	59,129

Total common stocks (cost $142,355)		$184,401

SHORT-TERM INVESTMENTS (12.6%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.08%(AFF)	Shares	49,054,639	$49,054,639
U.S. Treasury Bills 0.010%, 7/6/21(SEGCCS)		$400,000	399,999
U.S. Treasury Bills 0.014%, 7/27/21(SEGCCS)		300,000	299,994
U.S. Treasury Cash Management Bills 0.007%, 9/14/21(SEGCCS)		600,000	599,974

Total short-term investments (cost $50,354,618)			$50,354,606
TOTAL INVESTMENTS

Total investments (cost $427,646,904)			$428,515,764

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 5/31/21 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 36 Index	B+/P	$(1,273,215)	$13,900,000	$1,347,536	6/20/26	500 bp — Quarterly	$136,085

	Total		$(1,273,215)					$136,085
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at May 31, 2021. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's abbreviations
bp	Basis Points
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2021 through May 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $398,747,500.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 2/28/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/21
Short-term investments
	Putnam Short Term Investment Fund*	$29,535,600	$67,182,973	$47,663,934	$12,448	$49,054,639

	Total Short-term investments	$29,535,600	$67,182,973	$47,663,934	$12,448	$49,054,639
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,246,000.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(R)	Real Estate Investment Trust.
(U)	This security, in part or in entirety, represents an unfunded loan commitment. As of the close of the reporting period, the fund had unfunded loan commitments of $111,111, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:
	Borrower	Unfunded commitments
	LBM Acquisition, LLC	$111,111

	Totals	$111,111
At the close of the reporting period, the fund maintained liquid assets totaling $13,900,000 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less); such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to gain liquid exposure to individual names and to hedge market risk.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$—	$59,129	$—
Utilities and power	—	125,272	—

Total common stocks	—	184,401	—
Corporate bonds and notes	—	16,111,664	—
Senior loans	—	361,865,093	—
Short-term investments	—	50,354,606	—

Totals by level	$—	$428,515,764	$—

	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Credit default contracts	$—	$1,409,300	$—

Totals by level	$—	$1,409,300	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Centrally cleared credit default contracts (notional)	$10,400,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com